SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Annual Rates of Depreciation Property and Equipment	Annual rates of depreciation are as follows:
%
Computers and electronic equipment	15-33
Office furniture and equipment	6-7
Vehicles	15

Schedule of Intangible Assets Amortized Over Their Estimated Useful Lives
Years
Core technology	10.75
Customer relationships	5.75-8

Schedule of Allowance for Credit Losses
	2 0 2 5	2 0 2 4	2 0 2 3
	U.S. dollars in thousands

Balance at beginning of year	$408	$12	$70
Current-period allowance (reversal), net:	463	396	(58)
Write-offs charged against the allowance and revaluation	(863)	-	-
Balance at end of year	$8	$408	$12